Condensed Financial Information of the Company - Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash flow statement [Line Items]
Net cash (used)/generated from operating activities	¥ 247,591	¥ 206,151	¥ 245,514
Net cash generated from investing activities	(64,206)	(212,231)	(106,533)
Net cash used in financing activities	(64,901)	(57,820)	(108,231)
Net increase/(decrease) in cash and cash equivalents	118,484	(63,900)	30,750
Cash and cash equivalents at beginning of year	57,302	120,636	90,413
Effect of changes in foreign exchange rate	147	566	(527)
Cash and cash equivalents at end of year	175,933	57,302	120,636
Parent [member]
Disclosure of cash flow statement [Line Items]
Net cash (used)/generated from operating activities	(156)	2	(72)
Net cash generated from investing activities	14,778	15,792	28,840
Net cash used in financing activities	(14,532)	(16,331)	(28,913)
Net increase/(decrease) in cash and cash equivalents	90	(537)	(145)
Cash and cash equivalents at beginning of year	245	554	796
Effect of changes in foreign exchange rate	(25)	228	(97)
Cash and cash equivalents at end of year	¥ 310	¥ 245	¥ 554